SCHEDULE OF WEIGHTED AVERAGE REMAINING CONTRACTUAL LIFE OF OPTIONS OUTSTANDING (Details) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock Options Outstanding	465,950,000	15,950,000	15,950,000	15,950,000
Stock Options Exercisable	254,838,888	15,950,000	15,950,000	15,950,000
Exercisable Prices One [Member].
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercisable Price (in Dollars per share)	$ 0.09	$ 0.09	$ 0.09	$ 0.09
Stock Options Outstanding	2,450,000	2,450,000	2,450,000	2,450,000
Stock Options Exercisable	2,450,000	2,450,000	2,450,000	2,450,000
Weighted Average Remaining Contractual Life (years)	8 months 23 days	1 year 8 months 23 days	1 year 4 months 13 days	2 years 2 months 23 days
ExercisablePricesTwoMember
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercisable Price (in Dollars per share)	$ 0.26	$ 0.26	$ 0.26	$ 0.26
Stock Options Outstanding	13,500,000	13,500,000	13,500,000	13,500,000
Stock Options Exercisable	13,500,000	13,500,000	13,500,000	13,500,000
Weighted Average Remaining Contractual Life (years)	1 year 2 months 4 days	2 years 2 months 4 days	1 year 2 months 23 days	2 years 4 months 13 days
Exercisable Prices Three [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercisable Price (in Dollars per share)	$ 0.028
Stock Options Outstanding	450,000,000
Stock Options Exercisable	238,888,888
Weighted Average Remaining Contractual Life (years)		0 years
Exercisable Prices Three [Member] | Minimum [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted Average Remaining Contractual Life (years)	6 years 7 months 20 days
Exercisable Prices Three [Member] | Maximum [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted Average Remaining Contractual Life (years)	7 years 7 months 20 days